Muldoon Murphy& Aguggia llp
ATTORNEYS AT LAW

5101 Wisconsin Avenue, N.W.
Washington, D.C. 20016
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TEL: (202) 362-0840
FAX: (202) 966-9409
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www.muldoonmurphy.com

December 14, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, DC 20549

Re:	Delanco Bancorp, Inc. Registration Statement on Form SB-2

Dear Sir or Madam:

Enclosed herewith for filing please find the Registration Statement on Form SB-2 for Delanco Bancorp, Inc., the holding company for Delanco Federal Savings Bank, a federally chartered stock savings association, the deposits of which are insured by the Federal Deposit Insurance Corporation. A wire transfer has been executed pursuant to 17 C.F.R. §202.3a in the amount of $1,147, which constitutes the filing fee for the Registration Statement.

If you have any questions regarding this filing, please contact the undersigned or Joseph J. Bradley at (202) 362-0840.

Very truly yours, MULDOON MURPHY & AGUGGIA LLP /s/ Aaron M. Kaslow Aaron M. Kaslow

Enclosures
cc:	Robert M. Notigan, President and CEO Paul M. Aguggia, Esq. Joseph J. Bradley, Esq.